Organization, Consolidation and Presentation of Financial Statements Disclosure (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Details
Entity Incorporation, Date of Incorporation	Mar. 31, 2011	Mar. 31, 2011